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                                 SchwabFunds(R)
                             101 Montgomery Street
                            San Francisco, CA 94104

                                                               March 5, 1998


VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Schwab Capital Trust (File No. 33-62470 and 811-7704)
             Schwab Asset Director(R) - High Growth Fund
                                      - Balanced Growth Fund
                                      - Conservative Growth Fund
             Schwab OneSource Portfolios(TM) - Growth Allocation
                                             - Balanced Allocation
                                             - International
                                             - Small Company
             Schwab Analytics Fund(R)
    Post-Effective Amendment No. 24
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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses, dated February 28, 1998, for the above-named Funds do not differ from the prospectuses in the most recently electronically filed Post-Effective Amendment No. 24. Also pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Statement of Additional Information
(SAI), dated February 28, 1998, for the above-named Funds does not differ from the SAI in the most recently electronically filed Post-Effective Amendment No. 24.



Sincerely,

/s/ Amy L. Mauk

Amy L. Mauk
Corporate Counsel
Charles Schwab Investment Management, Inc.